Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit)		Class A Ordinary shares CNY (¥) shares		Class A Ordinary shares USD ($) shares		Class A shares	Class B Ordinary shares CNY (¥) shares		Class B Ordinary shares USD ($) shares		Class B shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated deficit)/Retained earnings CNY (¥)	(Accumulated deficit)/Retained earnings USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Total Jayud Global Logistics Limited shareholders’ equity CNY (¥)	Total Jayud Global Logistics Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 6,880	[1]				¥ 4,087	[1]				¥ 12,831,938				¥ 1,468,823		¥ (8,106,381)		¥ 8,442		¥ 6,213,789		¥ (77,336)		¥ 6,136,453
Balance at Dec. 31, 2020		¥ 6,880	[1]				¥ 4,087	[1]				12,831,938				1,468,823		(8,106,381)		8,442		6,213,789		(77,336)		6,136,453
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	10,790,400		10,790,400			6,409,600,000,000		6,409,600,000,000
Provision for statutory reserve																979,039		(979,039)
Net income (loss)																		10,305,308				10,305,308		(81,640)		10,223,668
Capital injection												400,000										400,000				400,000
Acquisition of non-controlling interest												(41,732)										(41,732)		41,732
Foreign currency translation																				10,158		10,158				10,158
Balance at Dec. 31, 2021		¥ 6,880	[1]				¥ 4,087	[1]				13,190,206				2,447,862		1,219,888		18,600		16,887,523		(117,244)		16,770,279
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	10,790,400		10,790,400			6,409,600,000,000		6,409,600,000,000
Balance (in Dollars)		¥ 6,880	[1]				¥ 4,087	[1]				13,190,206				2,447,862		1,219,888		18,600		16,887,523		(117,244)		16,770,279
Provision for statutory reserve																2,203,279		(2,203,279)
Issuance of new shares to third party investors		¥ 1,393	[1]					[1]				34,821,607		(34,823,000)
Issuance of new shares to third party investors (in Shares) | shares	[1]	2,000,000		2,000,000
Issuance of new shares to service providers		¥ 557	[1]					[1]														557				557
Issuance of new shares to service providers (in Shares) | shares	[1]	800,000		800,000
Capital injection by non-controlling interest																								200,000		200,000
Dividend distribution																		(11,931,000)				(11,931,000)				(11,931,000)
Net income (loss)																		3,888,723				3,888,723		(2,510,826)		1,377,897
Capital injection												24,680,000										24,680,000				24,680,000
Foreign currency translation																				(200,146)		(200,146)				(200,146)
Balance at Dec. 31, 2022		¥ 8,830	[1]				¥ 4,087	[1]				72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)		¥ 30,897,587
Balance (in Shares) at Dec. 31, 2022 | shares		13,590,400	[1]	13,590,400	[1]	13,590,400	6,409,600,000,000	[1]	6,409,600,000,000	[1]	6,409,600															6,409,600	6,409,600
Balance (in Dollars)		¥ 8,830	[1]				¥ 4,087	[1]				72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)		¥ 30,897,587
Provision for statutory reserve																(4,148,200)		4,148,200
Issuance of new shares - IPO		¥ 957	[1]					[1]				38,309,168										38,310,125				38,310,125
Issuance of new shares - IPO (in Shares) | shares	[1]	1,352,223		1,352,223
Reorganization payment												(35,000,000)										(35,000,000)				(35,000,000)
Funds received from share issued in 2022														34,823,000								34,823,000				34,823,000
Transfer of deferred offering cost upon completion of IPO												(15,938,208)										(15,938,208)				(15,938,208)
Issuance of warrant												360,874										360,874				360,874
Capital injection by non-controlling interest																								2,450,000		2,450,000
Net income (loss)																		(72,576,740)				(72,576,740)		(7,698,604)		(80,275,344)	$ (11,334,004)
Foreign currency translation																				(1,360,107)		(1,360,107)				(1,360,107)
Balance at Dec. 31, 2023		¥ 9,787	[1]	$ 1,382	[1]		¥ 4,087	[1]	$ 577	[1]		60,423,647	$ 8,531,160			502,941	$ 71,010	(77,454,208)	$ (10,935,689)	(1,541,653)	$ (217,665)	(18,055,399)	$ (2,549,225)	(7,676,674)	$ (1,083,863)	(25,732,073)	(3,633,088)
Balance (in Shares) at Dec. 31, 2023 | shares		14,942,623	[1]	14,942,623	[1]	14,942,623	6,409,600,000,000	[1]	6,409,600,000,000	[1]	6,409,600
Balance (in Dollars)		¥ 9,787	[1]	$ 1,382	[1]		¥ 4,087	[1]	$ 577	[1]		¥ 60,423,647	$ 8,531,160			¥ 502,941	$ 71,010	¥ (77,454,208)	$ (10,935,689)	¥ (1,541,653)	$ (217,665)	¥ (18,055,399)	$ (2,549,225)	¥ (7,676,674)	$ (1,083,863)	¥ (25,732,073)	$ (3,633,088)

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).